Mar. 21, 2025
Bond Plus Portfolio | Bond Plus Portfolio - Class I and Class P shares

To seek incremental alpha, PLFA may use futures and swaps (total return swaps, interest rate swaps and credit default swaps) to implement its investment views on risk factors or performance attributes within the debt securities market, as represented by the Index.